Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related Party [Abstract]
Salaries and benefits	$ 790	$ 946
Share-based compensation	1,043	1,106
Compensation expense	$ 1,833	$ 2,052